Convertible Notes - Maturity date conversion (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Convertible Notes
Aggregate principal amount		$ 28,300
Change in fair value of the Convertible Notes	$ 4,942	$ 1,807
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Nonoperating Income (Expense)
Maturity date conversion
Convertible Notes
Conversion price	$ 3.8095	$ 3.8095
Aggregate principal amount	$ 28,300	$ 28,300
Convertible notes fair value	35,000	30,100
Change in fair value of the Convertible Notes	4,900	1,800
Debt issuance costs	$ 600	$ 100